Stock-Based Compensation - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Details) - RSU Activity [Member] - 2014 Plan [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, Nonvested at beginning of period (in shares) | shares	70,119,944
Number of share, Granted | shares	57,184,567
Number of share, Forfeited | shares	(2,372,304)
Number of shares, Nonvested at end of period (in shares) | shares	124,932,207
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Nonvested at beginning of period | $ / shares	$ 0.99
Weighted average grant date fair value, Granted | $ / shares	2.68
Weighted average grant date fair value, Forfeited | $ / shares	1.89
Weighted average grant date fair value, Nonvested at end of period | $ / shares	$ 1.74